Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (2,850)	$ (3,075)	$ (2,736)	$ (2,850)
Income tax recovery (expense), beginning balance	609	796	767	609
Accumulated other comprehensive loss, net of tax, beginning balance	(2,241)	(2,279)	(1,969)	(2,241)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax		1,377	(363)	1,073
Translation of net investment, income tax recovery (expense)		0	0	0
Translation of net investment, net of tax		1,377	(363)	1,073
Translation of US dollar debt, before tax		(989)	262	(707)
Translation of US dollar debt, income tax recovery (expense)		130	(33)	93
Translation of US dollar debt, net of tax		(859)	229	(614)
Derivative instruments, before tax		(15)	97	(2)
Derivative instruments, income tax recovery (expense)		4	(25)	0
Derivative instruments, net of tax		(11)	72	(2)
Actuarial gain (loss) arising during the year, before tax		973	(331)	(432)
Actuarial gain (loss) arising during the year, income tax recovery (expense)		(255)	86	113
Actuarial gain (loss) arising during the year, net of tax		718	(245)	(319)
Prior service credit arising during the year, before tax				21
Prior service credit arising during the year, income tax recovery (expense)				(6)
Prior service credit arising during the year, net of tax				15
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax		56		162
Amortization of net actuarial loss, income tax recovery (expense)		(14)		(43)
Amortization of net actuarial loss, net of tax		42		119
Amortization of prior service credit, before tax		(4)	(3)	(2)
Amortization of prior service credit, income tax recovery (expense)		0	1	1
Amortization of prior service credit, net of tax		(4)	(2)	(1)
Settlement loss arising during the year, before tax				1
Settlement loss arising during the year, income tax recovery (expense)				0
Settlement loss arising during the year, net of tax				1
Amortization of gain on treasury lock, before tax		(5)	(1)
Amortization of gain on treasury lock, income tax recovery (expense)		1	0
Amortization of gain on treasury lock, net of tax		(4)	(1)
Other comprehensive income (loss) before income taxes		1,393	(339)	114
Income tax recovery (expense)		(134)	29	158
Other comprehensive income (loss)		1,259	(310)	272
Accumulated other comprehensive loss, before tax, ending balance		(1,682)	(3,075)	(2,736)
Income tax recovery (expense), ending balance		662	796	767
Accumulated other comprehensive loss, net of tax, ending balance		(1,020)	(2,279)	(1,969)
Postretirement Health Coverage [Member]
Amounts reclassified from Accumulated other comprehensive loss:
Prior service credit (cost)	21
Actuarial gain for increase in plan assets	7
Foreign currency translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(436)	(171)	(70)	(436)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax		1,377	(363)	1,073
Translation of US dollar debt, before tax		(989)	262	(707)
Amounts reclassified from Accumulated other comprehensive loss:
Other comprehensive income (loss) before income taxes		388	(101)	366
Accumulated other comprehensive loss, before tax, ending balance		217	(171)	(70)
Pension and other postretirement benefit plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(2,419)	(3,003)	(2,669)	(2,419)
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) arising during the year, before tax		973	(331)	(432)
Prior service credit arising during the year, before tax				21
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax		56		162
Amortization of prior service credit, before tax		(4)	(3)	(2)
Settlement loss arising during the year, before tax				1
Other comprehensive income (loss) before income taxes		1,025	(334)	(250)
Accumulated other comprehensive loss, before tax, ending balance		(1,978)	(3,003)	(2,669)
Derivative instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ 5	99	3	5
Other comprehensive income (loss) before reclassifications:
Derivative instruments, before tax		(15)	97	(2)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of gain on treasury lock, before tax		(5)	(1)
Other comprehensive income (loss) before income taxes		(20)	96	(2)
Accumulated other comprehensive loss, before tax, ending balance		$ 79	$ 99	$ 3